Unaudited Quarterly Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011
Selected financial data [Abstract]
Sales and other operating revenues	$ 11,097		$ 11,273		$ 11,248		$ 11,734		$ 10,981		$ 12,516		$ 13,306		$ 11,380
Operating income	959	[1]	1,328	[1]	1,449	[1]	940	[1]	439	[2]	1,493	[2]	1,310	[2]	1,095	[2]
Income from equity investments	38		32		27		46		33		52		73		58		143	216
Reorganization items	0	[3]	0	[3]	(1)	[3]	5	[3]	(15)	[3]	0	[3]	(28)	[3]	(2)	[3]
Income from continuing operations	645	[4]	851	[4]	768	[4]	594	[4]	27	[5]	912	[5]	851	[5]	682	[5]
Income (loss) from discontinued operations	(22)		(7)		0		5		(245)		(17)		(48)		(22)
Net income (loss)	623		844		768		599		(218)		895		803		660
Earnings (loss) per share: [Abstract]
Basic (in dollars per share)	$ 1.10		$ 1.47		$ 1.34		$ 1.04		$ (0.38)		$ 1.56		$ 1.41		$ 1.16
Diluted (in dollars per share)	$ 1.09		$ 1.46		$ 1.33		$ 1.04		$ (0.38)		$ 1.51		$ 1.38		$ 1.15
Quarterly financial information, explanatory disclosures [Abstract]
Lower of cost or market inventory valuation adjustment			71		(71)
Asset impairment											19
Proceeds from insurance settlement					100
Proceeds from legal recovery	28		24
Other nonoperating income													26
Restructuring charges	53								18		14		61
Premiums and charges on early repayment of debt, after tax					210				271				8
Fair value adjustment, warrants [Member]
Quarterly financial information, explanatory disclosures [Abstract]
Other nonoperating income							(10)		(6)		22		6		(59)
Wesseling, Germany [Member]
Quarterly financial information, explanatory disclosures [Abstract]
Asset impairment							$ 22

[1]	Operating income in the quarter ended June 30, 2012 includes a lower of cost or market inventory valuation adjustment of $71 million which was reversed in the quarter ended September 30, 2012 by a $71 million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March 31, 2012 included a charge of $22 million for impairment of assets at our Wesseling, Germany site. In the quarter ended June 30, 2012, operating income includes a benefit of $100 million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September 30, 2012 included a benefit related to a $24 million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53 million related to corporate restructuring activities in Europe.
[2]	Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June 30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.
[3]	See Note 23 for a description of reorganization items.
[4]	Income from continuing operations in 2012 included after-tax premiums and charges of $210 million related to the early repayment of debt in the quarter ended June 30, 2012. In addition, results for 2012 include a $10 million after-tax charge relate to a fair value adjustment associated with our warrants in the quarter ended March 31, 2012.
[5]	Income from continuing operations in 2011 included after-tax premiums and charges of $8 million and $271 million in the quarters ended June 30 and December 31, 2011, respectively, related to the early repayment of debt. In addition, results for 2011 include after-tax fair value adjustments related to our warrants of a negative $59 million in the quarter ended March 31, 2011, benefits of $6 million and $22 million in the quarters ended June 30 and September 30, 2011, respectively, and a negative $6 million in the quarter ended December 31, 2011. Results for the quarter ended June 30, 2011 also include an after-tax gain of $26 million gain on the sale of surplus precious metals.